Cover	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	CHARGE ENTERPRISES, INC.
Entity Central Index Key	0001277250
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	Amendment
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-0471969
Entity Address Address Line 1	125 Park Avenue
Entity Address Address Line 2	25th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10017
City Area Code	212
Local Phone Number	921-2100
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	125 Park Avenue
Entity Address Address Line 2	25th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10017
City Area Code	212
Local Phone Number	921-2100
Contact Personnel Name	Andrew Fox